Note 5 - Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Changes in the Allowance for Loan Losses [Table Text Block]
	201 7	201 6	20 15

Balance, Beginning of Year	$8,923,293	$8,603,905	$8,802,316

Provision for Loan Losses	390,000	1,062,000	865,500
Loans Charged Off	(2,915,753)	(2,087,850)	(2,083,347)
Recoveries of Loans Previously Charged Off	1,109,968	1,345,238	1,019,436

Balance, End of Year	$7,507,508	$8,923,293	$8,603,905

Allowance for Credit Losses on Financing Receivables [Table Text Block]
201 7	Beginning Balance	Charge- O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$456,197	$(299,079)	$136,499	$153,058	$446,675
Agricultural	167,692	(159,500)	3,963	173,749	185,904

Real Estate
Commercial Construction	322,725	(51,977)	266,459	678,808	1,216,015
Residential Construction	13,491	-	-	(13,491)	-
Commercial	5,750,998	(966,014)	527,150	(1,438,175)	3,873,959
Residential	1,396,099	(1,048,337)	82,079	538,260	968,101
Farmland	722,331	(60,902)	16,750	101,352	779,531

Consumer and Other
Consumer	80,265	(329,944)	74,933	208,739	33,993
Other	13,495	-	2,135	(12,300)	3,330

	$8,923,293	$(2,915,753)	$1,109,968	$390,000	$7,507,508

201 6

Commercial and Agricultur al
Commercial	$855,364	$(304,918)	$66,738	$(160,987)	$456,197
Agricultural	203,091	(19,258)	4,150	(20,291)	167,692

Real Estate
Commercial Construction	690,766	(25,318)	814,586	(1,157,309)	322,725
Residential Construction	19,890	-	-	(6,399)	13,491
Commercial	3,850,527	(992,067)	206,154	2,686,384	5,750,998
Residential	1,990,355	(361,630)	49,660	(282,286)	1,396,099
Farmland	911,692	(119,576)	145,000	(214,785)	722,331

Consumer and Other
Consumer	63,377	(265,083)	52,629	229,342	80,265
Other	18,843	-	6,321	(11,669)	13,495

	$8,603,905	$(2,087,850)	$1,345,238	$1,062,000	$8,923,293
201 5	Beginning Balance	Charge -O ffs	Recoveries	Provision	Ending Balance

Commercial and Agricultur al
Commercial	$497,561	$(454,971)	$52,111	$760,663	$855,364
Agricultural	304,172	(5,000)	3,600	(99,681)	203,091

Real Estate
Commercial Construction	1,222,695	(97,698)	485,834	(920,065)	690,766
Residential Construction	138,092	-	-	(118,202)	19,890
Commercial	3,664,777	(275,297)	270,003	191,044	3,850,527
Residential	2,425,327	(929,668)	109,626	385,070	1,990,355
Farmland	103,800	(40,000)	20,000	827,892	911,692

Consumer and Other
Consumer	66,914	(255,062)	61,976	189,549	63,377
Other	378,978	(25,651)	16,286	(350,770)	18,843

	$8,802,316	$(2,083,347)	$1,019,436	$865,500	$8,603,905

Schedule of Allowance for Loan Losses by Portfolio Segment [Table Text Block]
	Ending Allowance Balanc e			Ending Loan Balanc e
201 7	Individually Evaluated for Impairmen t	Collectively Evaluated for Impairmen t	Tota l	Individually Evaluated for Impairmen t	Collectively Evaluated for Impairmen t	Tota l

Commercial and Agricultura l
Commercia l	$-	$446,675	$446,675	$77,599	$48,044,664	$48,122,263
Agricultura l	-	185,904	185,904	5,121	16,437,460	16,442,581

Real Estat e
Commercial Constructio n	65,635	1,150,380	1,216,015	493,067	44,720,893	45,213,960
Residential Constructio n	-	-	-	-	8,583,446	8,583,446
Commercia l	1,712,557	2,161,402	3,873,959	18,010,035	333,161,633	351,171,668
Residential	27,123	940,978	968,101	2,040,125	192,008,820	194,048,945
Farmlan d	21,369	758,162	779,531	1,035,572	66,732,083	67,767,655

Consumer and Othe r
Consume r	-	33,993	33,993	-	18,956,028	18,956,028
Othe r	-	3,330	3,330	-	14,977,309	14,977,309

Total End of Year Balanc e	$1,826,684	$5,680,824	$7,507,508	$21,661,519	$743,622,336	$765,283,855
	Ending Allowance Balanc e			Ending Loan Balanc e
201 6	Individually Evaluated for Impairmen t	Collectively Evaluated for Impairmen t	Tota l	Individually Evaluated for Impairmen t	Collectively Evaluated for Impairmen t	Tota l

Commercial and Agricultura l
Commercia l	$-	$456,197	$456,197	$6,671	$47,018,207	$47,024,878
Agricultura l	-	167,692	167,692	-	17,079,579	17,079,579

Real Estat e
Commercial Constructio n	21,135	301,590	322,725	72,296	30,286,066	30,358,362
Residential Construction	-	13,491	13,491	-	11,830,447	11,830,447
Commercia l	3,021,943	2,729,055	5,750,998	22,422,451	326,667,580	349,090,031
Residentia l	362,522	1,033,577	1,396,099	2,911,874	192,668,093	195,579,967
Farmlan d	29,172	693,159	722,331	1,044,047	65,833,150	66,877,197

Consumer and Othe r
Consume r	-	80,265	80,265	-	19,695,241	19,695,241
Othe r	-	13,495	13,495	-	16,747,861	16,747,861

Total End of Year Balanc e	$3,434,772	$5,488,521	$8,923,293	$26,457,339	$727,826,224	$754,283,563

201 5

Commercial and Agricultura l
Commercia l	$94,538	$760,826	$855,364	$122,928	$47,658,761	$47,781,689
Agricultura l	-	203,091	203,091	8,445	19,185,052	19,193,497

Real Estat e
Commercial Constructio n	25,344	665,422	690,766	1,622,560	38,484,073	40,106,633
Residential Constructio n	-	19,890	19,890	-	9,413,263	9,413,263
Commercia l	1,607,962	2,242,565	3,850,527	23,628,213	322,633,820	346,262,033
Residentia l	308,188	1,682,167	1,990,355	3,597,386	193,405,033	197,002,419
Farmlan d	37,386	874,306	911,692	1,402,939	60,376,920	61,779,859

Consumer and Othe r
Consume r	-	63,377	63,377	-	20,605,465	20,605,465
Othe r	-	18,843	18,843	-	16,490,737	16,490,737

Total End of Year Balanc e	$2,073,418	$6,530,487	$8,603,905	$30,382,471	$728,253,124	$758,635,595